UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Enhanced Emerging Markets Fixed Income Fund
		Principal Amount ($) (a)	Value ($)
Bonds 83.1%
Argentina 1.1%
Republic of Argentina:
GDP Linked Note, 12/15/2035 (b)		11,380,000	824,895
GDP Linked Note, 12/15/2035 (b)	EUR	5,138,017	430,461
7.82%, 12/31/2033	EUR	2,273,065	1,482,293

(Cost $3,570,053)			2,737,649
Austria 1.7%
OGX Austria GmbH:
144A, 8.375%, 4/1/2022		2,000,000	1,670,000
144A, 8.5%, 6/1/2018 (c)		3,000,000	2,643,750

(Cost $4,955,485)			4,313,750
Belarus 0.7%
Republic of Belarus, 8.95%, 1/26/2018 (Cost $1,986,000)		2,000,000	1,895,000
Bermuda 0.8%
Digicel Ltd., 144A, 8.25%, 9/1/2017 (Cost $2,091,669)		2,000,000	2,095,000
Brazil 4.6%
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		4,000,000	4,205,200
Centrais Eletricas Brasileiras SA, 144A, 5.75%, 10/27/2021		3,000,000	3,367,500
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		1,574,386	11,965
Itau Unibanco Holding SA, 144A, 5.65%, 3/19/2022		3,000,000	3,060,000
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		1,000,000	1,043,500

(Cost $14,054,472)			11,688,165
Cayman Islands 5.7%
CCL Finance Ltd., 144A, 9.5%, 8/15/2014		2,000,000	2,240,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		2,000,000	2,090,000
IPIC GMTN Ltd., 144A, 6.875%, 11/1/2041		4,000,000	5,220,000
Odebrecht Finance Ltd., 144A, 7.125%, 6/26/2042		2,000,000	2,114,600
Vale Overseas Ltd., 8.25%, 1/17/2034		2,000,000	2,635,748

(Cost $13,051,165)			14,300,348
Chile 2.5%
Celulosa Arauco Y Constitucion SA, 4.75%, 1/11/2022		3,000,000	3,150,444
Republic of Chile, 3.25%, 9/14/2021		3,000,000	3,232,500

(Cost $5,933,300)			6,382,944
China 1.0%
China Oriental Group Co., Ltd.:
144A, 7.0%, 11/17/2017		1,000,000	795,000
144A, 8.0%, 8/18/2015		2,000,000	1,810,000

(Cost $2,905,771)			2,605,000
Colombia 2.4%
Banco de Bogota SA, 144A, 5.0%, 1/15/2017		2,500,000	2,643,750
Bancolombia SA, 5.95%, 6/3/2021		3,000,000	3,285,000

(Cost $5,691,212)			5,928,750

Croatia 3.3%
Republic of Croatia:
144A, 6.25%, 4/27/2017		5,500,000	5,685,900
6.5%, 1/5/2015	EUR	2,000,000	2,597,374

(Cost $8,309,019)			8,283,274
El Salvador 0.6%
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017 (Cost $1,566,220)		1,500,000	1,554,375
Hungary 1.7%
Republic of Hungary, 4.75%, 2/3/2015 (Cost $4,139,048)		4,250,000	4,196,875
India 0.4%
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022 (Cost $994,810)		1,000,000	1,044,664
Indonesia 5.8%
Majapahit Holding BV, REG S, 7.75%, 1/20/2020		6,000,000	7,335,000
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018		2,500,000	2,578,125
Republic of Indonesia:
144A, 5.25%, 1/17/2042		2,250,000	2,536,875
144A, 10.375%, 5/4/2014		2,000,000	2,282,500

(Cost $12,939,933)			14,732,500
Isle Of Man 0.4%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (Cost $993,980)		1,000,000	1,026,355
Korea 1.1%
Korea Hydro & Nuclear Power Co., Ltd., 144A, 3.125%, 9/16/2015 (Cost $2,753,164)		2,650,000	2,746,285
Latvia 1.0%
Republic of Latvia, 144A, 5.25%, 2/22/2017 (Cost $2,486,450)		2,500,000	2,625,000
Lithuania 2.4%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		3,000,000	3,431,400
REG S, 6.75%, 1/15/2015		2,500,000	2,725,000

(Cost $5,569,228)			6,156,400
Luxembourg 2.4%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		2,000,000	2,160,320
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,100,000	1,190,750
Evraz Group SA, 144A, 7.4%, 4/24/2017		1,000,000	995,900
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		1,500,000	1,593,750

(Cost $5,877,483)			5,940,720
Malaysia 1.4%
Penerbangan Malaysia Bhd.:
REG S, 5.625%, 3/15/2016		2,130,000	2,386,411
144A, 5.625%, 3/15/2016		1,000,000	1,120,381

(Cost $3,241,538)			3,506,792
Mexico 6.3%
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022 (c)		3,250,000	3,363,750
Desarrolladora Homex SAB de CV, 144A, 9.75%, 3/25/2020		2,000,000	2,080,000
Petroleos Mexicanos, 144A, 5.5%, 6/27/2044		1,000,000	1,115,000
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		2,500,000	2,387,500
United Mexican States:
4.75%, 3/8/2044		1,500,000	1,732,500
Series M, 6.5%, 6/10/2021	MXN	37,500,000	3,097,999
Urbi, Desarrollos Urbanos SAB de CV, 144A, 9.75%, 2/3/2022		2,000,000	2,030,000

(Cost $15,371,253)			15,806,749
Morocco 0.5%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,523)	EUR	1,000,000	1,196,564
Netherlands 1.1%
Kazakhstan Temir Zholy Finance BV, 144A, 6.95%, 7/10/2042 (Cost $2,553,974)		2,500,000	2,762,500
Panama 2.2%
Banco Latinoamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017 (c)		2,250,000	2,300,625
Republic of Panama, 8.875%, 9/30/2027		2,000,000	3,220,000

(Cost $5,190,591)			5,520,625
Peru 4.0%
Republic of Peru, 5.625%, 11/18/2050		6,000,000	7,905,000
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		2,000,000	2,155,000

(Cost $8,865,712)			10,060,000
Philippines 1.1%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		1,000,000	1,487,500
Power Sector Assets & Liabilities Management Corp., 144A, 7.39%, 12/2/2024		1,000,000	1,355,000

(Cost $2,099,644)			2,842,500
Poland 0.9%
Republic of Poland, 5.0%, 3/23/2022 (Cost $1,898,760)		1,900,000	2,175,500
Romania 0.5%
Republic of Romania, 5.0%, 3/18/2015 (Cost $1,310,753)	EUR	1,000,000	1,248,241
Russia 8.1%
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		3,000,000	3,480,000
Russian Federation:
144A, 3.25%, 4/4/2017		3,000,000	3,106,200
144A, 5.625%, 4/4/2042		4,000,000	4,740,000
REG S, 12.75%, 6/24/2028		3,000,000	5,715,000
Vnesheconombank, 144A, 6.025%, 7/5/2022 (c)		3,000,000	3,262,500

(Cost $17,409,116)			20,303,700
Serbia 1.1%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $2,826,054)		2,875,001	2,731,251
South Africa 3.7%
Republic of South Africa, 4.665%, 1/17/2024		3,750,000	4,228,125
Transnet SOC Ltd.:
144A, 4.0%, 7/26/2022		3,000,000	2,992,500
144A, 4.5%, 2/10/2016 (c)		2,000,000	2,101,904

(Cost $8,737,681)			9,322,529
Sri Lanka 0.8%
Republic of Sri Lanka, 144A, 5.875%, 7/25/2022 (c) (Cost $2,000,000)		2,000,000	2,025,000
Turkey 3.8%
Republic of Turkey:
6.0%, 1/14/2041		5,250,000	6,063,750
7.0%, 9/26/2016		3,000,000	3,465,000

(Cost $8,946,995)			9,528,750
Ukraine 1.1%
Ukraine Government International Bond, 144A, 6.58%, 11/21/2016 (Cost $2,753,724)		3,000,000	2,751,810
Uruguay 3.3%
Republic of Uruguay:
6.875%, 9/28/2025		3,800,000	5,244,000
8.0%, 11/18/2022		2,062,501	3,011,251

(Cost $6,398,471)			8,255,251
Venezuela 3.6%
Petroleos de Venezuela SA:
144A, 8.5%, 11/2/2017		4,750,000	3,978,125
144A, 9.0%, 11/17/2021		1,000,000	745,000
Republic of Venezuela, 7.65%, 4/21/2025		6,000,000	4,284,000

(Cost $8,732,380)			9,007,125

Total Bonds (Cost $199,580,631)			209,297,941
Loan Participations and Assignments 5.4%
Russia
Bank of Moscow, 144A, 6.699%, 3/11/2015		2,000,000	2,092,500
Gazprom OAO:
144A, 4.95%, 5/23/2016		1,000,000	1,056,170
144A, 4.95%, 7/19/2022		1,000,000	1,039,000
Russian Agricultural Bank OJSC, 144A, 5.298%, 12/27/2017		3,000,000	3,157,500
Vimpel Communications, 144A, 7.748%, 2/2/2021		2,000,000	1,990,000
Vnesheconombank, 144A, 5.375%, 2/13/2017		2,000,000	2,116,460
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		2,000,000	2,085,000

Total Loan Participations and Assignments (Cost $12,915,463)			13,536,630

	Shares	Value ($)
Securities Lending Collateral 3.9%
Daily Assets Fund Institutional, 0.25% (d) (e) (Cost $9,818,578)	9,818,578	9,818,578
Cash Equivalents 8.1%
Central Cash Management Fund, 0.14% (d) (Cost $20,554,875)	20,554,875	20,554,875

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $242,869,547) †	100.5	253,208,024
Other Assets and Liabilities, Net	(0.5)	(1,233,626)

Net Assets	100.0	251,974,398

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	1,574,386	USD	2,865,558	11,965

*	Non-income producing security.
†
The cost for federal income tax purposes was $242,916,819.  At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $10,291,205.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,940,653 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,649,448.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2012 amounted to $9,539,209, which is 3.8% of net assets.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDP: Gross Domestic Product
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of July 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	4,797,604	JPY	380,000,000	8/2/2012	66,502	Nomura International PLC
USD	2,413,141	TRY	4,400,000	8/2/2012	37,428	UBS AG
EUR	2,900,000	USD	3,671,388	8/2/2012	103,142	UBS AG
TRY	4,400,000	USD	2,452,628	8/2/2012	2,059	UBS AG
USD	2,461,382	MXN	33,000,000	8/3/2012	19,336	Bank of America
USD	2,479,553	AUD	2,400,000	8/13/2012	39,295	Nomura International PLC
USD	54,658,218	GBP	35,396,228	8/16/2012	860,298	Barclays Bank PLC
USD	16,432,066	HUF	3,907,709,717	8/16/2012	664,550	JPMorgan Chase Securities, Inc.
USD	16,439,606	TRY	30,072,971	8/16/2012	310,433	JPMorgan Chase Securities, Inc.
USD	11,012,402	JPY	872,344,129	8/16/2012	158,746	Nomura International PLC
USD	16,326,126	NZD	20,767,189	8/16/2012	508,843	JPMorgan Chase Securities, Inc.
EUR	2,100,000	PLN	8,857,025	8/27/2012	57,010	BNP Paribas
USD	2,480,303	MXN	34,000,000	8/27/2012	69,301	Barclays Bank PLC
EUR	1,000,000	SEK	8,442,177	8/30/2012	8,879	Nomura International PLC
AUD	1,200,000	USD	1,259,570	9/4/2012	2,734	Nomura International PLC
EUR	6,400,000	USD	7,890,240	10/10/2012	8,727	UBS AG
Total unrealized appreciation					2,917,283

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

JPY	380,000,000	USD	4,746,380	8/2/2012	(117,726)	Nomura International PLC
USD	3,649,897	EUR	2,900,000	8/2/2012	(81,650)	UBS AG
MXN	33,000,000	USD	2,438,358	8/3/2012	(42,361)	Nomura International PLC
EUR	2,000,000	USD	2,456,620	8/13/2012	(4,569)	Morgan Stanley
AUD	2,400,000	USD	2,436,516	8/13/2012	(82,332)	Bank of America
EUR	2,000,000	USD	2,446,440	8/13/2012	(14,749)	BNP Paribas
USD	16,405,439	BRL	33,706,615	8/16/2012	(23,666)	Morgan Stanley
CHF	70,100,364	USD	71,140,798	8/16/2012	(752,771)	Bank of America
SGD	20,890,620	USD	16,420,862	8/16/2012	(374,885)	Barclays Bank PLC
AUD	10,773,094	USD	10,871,420	8/16/2012	(448,884)	Nomura International PLC
NOK	336,076,189	USD	54,689,219	8/16/2012	(1,099,619)	Commonwealth Bank of Australia
EUR	13,474,082	USD	16,425,701	8/16/2012	(169,526)	Commonwealth Bank of Australia
PLN	8,727,600	EUR	2,100,000	8/27/2012	(18,408)	Barclays Bank PLC
MXN	34,000,000	USD	2,515,072	8/27/2012	(34,533)	Bank of America
PLN	129,425	USD	38,397	8/27/2012	(205)	Morgan Stanley
USD	2,439,912	TRY	4,400,000	9/4/2012	(3,081)	UBS AG
JPY	200,000,000	USD	2,540,709	10/22/2012	(21,717)	Nomura International PLC
Total unrealized depreciation					(3,290,682)

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CHF	Swiss Franc	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HUF	Hungarian Forint	TRY	Turkish Lira
JPY	Japanese Yen	USD	United States Dollar
MXN	Mexican Peso

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Bonds	$—	$209,297,941	$—	$209,297,941
Loan Participations and Assignments	—	13,536,630	—	13,536,630
Short-Term Investments(f)	30,373,453	—	—	30,373,453
Derivatives(g)	—	2,917,283	—	2,917,283
Total	$30,373,453	$225,751,854	$—	$256,125,307
Liabilities
Derivatives(g)	$—	$(3,290,682)	$—	$(3,290,682)
Total	$—	$(3,290,682)	$—	$(3,290,682)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$(373,399)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012